Property, plant, and equipment, net	6 Months Ended
Mar. 31, 2023
Property, plant, and equipment, net
Property, plant, and equipment, net

Note 6 – Property, plant, and equipment, net

Property, plant, and equipment, stated at cost less accumulated depreciation, consisted of the following:

	March 31,	September 30,
	2023	2022
	(unaudited)
Machinery and equipment	$10,090,944	$9,217,130
Property and buildings	7,405,012	7,139,369
Vehicles	228,622	227,030
Office equipment	101,969	101,878
Subtotal	17,826,547	16,685,407
Construction in progress	5,484,561	5,294,970
Less: accumulated depreciation	(8,493,342)	(7,441,691)
Property, plant, and equipment, net	$14,817,766	$14,538,686

Depreciation expense was $782,906 and $398,649 for the six months ended March 31, 2023 and 2022, respectively.